Document and Entity Information	Aug. 23, 2024
Cover [Abstract]
Entity Registrant Name	PARK OHIO HOLDINGS CORP
Amendment Flag	false
Entity Central Index Key	0000076282
Document Type	8-K
Document Period End Date	Aug. 23, 2024
Entity File Number	000-03134
Entity Incorporation State Country Code	OH
Entity Tax Identification Number	34-1867219
Entity Address, Address Line One	6065 Parkland Boulevard
Entity Address, City or Town	Cleveland
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44124
City Area Code	(440)
Local Phone Number	947-2000
Security 12b Title	Common Stock, Par Value $1.00 Per Share
Trading Symbol	PKOH
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false